Initial Public Offering (Details) - USD ($)	1 Months Ended		4 Months Ended	6 Months Ended
	Nov. 30, 2020	Nov. 24, 2020	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering (Details) [Line Items]
Redeemable warrant, description			Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	650,000	20,000,000
Additional unit (in Shares)		10.00
Generating gross proceeds	$ 6,500,000	$ 200,000,000.0
Incurring offering costs	357,500	11,600,000
Deferred underwriting commissions		$ 7,000,000.0
Deferred underwriting fees	$ 227,500